UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010




[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

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       SEMIANNUAL REPORT
       USAA INTERNATIONAL FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2010

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 20

    Notes to Portfolio of Investments                                        27

    Financial Statements                                                     29

    Notes to Financial Statements                                            32

EXPENSE EXAMPLE                                                              50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE
ITS SLOW, LOW-GROWTH RECOVERY"                     [PHOTO OF DANIEL S. McNAMARA]

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NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA INTERNATIONAL FUND
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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                              [PHOTO OF DANIEL LING]
   MARCUS L. SMITH                                         DANIEL LING
   MFS                                                     MFS
   Investment Management                                   Investment Management

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o  HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM DURING THE
   REPORTING PERIOD?

   For the six-month period ended November 30, 2010, the Fund Shares had a total return of 15.53%. This compares to a return of 14.31% for the Lipper International Funds Index and 13.48% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index (the Index).

o  PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

   The strong performance of international equities over the reporting period was more a reflection of the ongoing volatility in market sentiment than indicative of any sustained upward trend. Entering the reporting period, equities had been pressured by the re-emergence of sovereign debt issues in Europe, as well as concerns about the sustainability of the global economic recovery. An unprecedented rescue package, combined with a demonstrated willingness by the European Central Bank to buy the bonds of the troubled nations, helped calm investor fears. Results of the widely anticipated

   Refer to pages 12, 15, and 17 for benchmark definitions.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

   Past performance is no guarantee of future results.

   High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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4  | USAA INTERNATIONAL FUND
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   European bank stress tests in late July 2010 added to investor confidence.

   As the reporting period progressed, the trends in macroeconomic data indicated that the global economic recovery, particularly in developed countries, was struggling to gain traction. Investors were cheered as central bankers signaled that another round of quantitative easing was in the offing to prop up the incipient recovery. Briefly, quantitative easing describes the practice of governments creating money that is used to buy fixed-income securities from domestic banks. This can help lower interest rate levels and, by increasing bank reserves, encourage increased lending. At the same time, and because it increases the money supply, quantitative easing tends to devalue the currency involved and stimulate growth in exports.

   As the reporting period drew to a close, sovereign debt issues among Europe's peripheral economies again came to the forefront, highlighted by a bailout of Ireland. Concerns remained about the ability of governments to implement necessary austerity plans as well as the potentially negative impact such plans could have on economic growth. In addition, with nations ranging from China to Germany to Brazil expressing concern over the potential implications of a weaker U.S. dollar, the prospect of a currency war among nations defending their exports weighed on sentiment. With this unsettled backdrop, equities closed the reporting period on a down note.

o WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE OVER THE REPORTING PERIOD?

   MFS relies on a consistent, disciplined investment approach and rigorous bottom-up research on individual companies, rather than using short-term macroeconomic forecasts to try to guess which sectors of the market will outperform over a given period. Our approach is principally based on seeking attractive growth opportunities

   You will find a complete list of securities that the Fund owns on pages
   20-26.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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   without overpaying, sometimes referred to as "growth at reasonable price" or
   GARP investing.

   While we are focused on individual security selection, we continually monitor shifts within the overall market and seek to take advantage of relative valuation opportunities as they emerge. In this vein, the most significant overweighting within the Fund has been of Europe (exclusive of the United Kingdom). As European equities have been roiled by concerns over sovereign debt, we have taken advantage of price dips in order to add exposure to companies that fit our desired profile. In doing so, we have downplayed exposure to the most troubled peripheral countries, such as Ireland and Greece.

   In terms of sectors, both our overweighting of retailers and our focus within the sector on high-end purveyors of discretionary products continued to contribute to the Fund's performance. Key holdings within retail included LVMH Moet Hennessy Louis Vuitton S.A., Compagnie Financiere Richemont S.A., and Burberry Group plc. All three are high-quality companies with the ability to sustain above-average earnings growth based on strong luxury brands.

   Our significant underweighting of financials also added to performance during the reporting period. In particular, we avoided the large commercial lenders. Investment manager Julius Baer Group Ltd. and India's second largest bank ICICI Bank Ltd. ADR were standout performers within financials.

   On the negative side of the ledger, our significant underweighting of utilities and telecoms held back relative performance. In particular, our lack of any exposure to Vodafone Group plc detracted from performance. While the sector outperformed over the reporting period, we do not view most companies within it as likely to experience sustainable above-average growth going forward.

   Another constraint on performance was a lack of any exposure within basic materials to metals and mining companies. This segment has experienced strong returns as the price of gold and silver has risen in recent quarters, driven by fears of inflation and currency

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6  | USAA INTERNATIONAL FUND
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   debasement. However, our focus on sustainable growth will generally lead us to downplay more cyclical, commodity-oriented sectors such as precious metals stocks.

   As the reporting period progressed, our stock selection process led us to slightly increase exposure to financials. Financials stand to benefit from reduced uncertainty following positive stress tests in Europe, clarification on international accounting standards, and the implementation of financial reform in the United States. A financial stock that provides an example of our adding exposure on weakness is Spanish bank Banco Santander S.A. While trading in the stock was impacted by peripheral nation concerns, Banco Santander S.A. generates a significant portion of its revenues outside of Spain and holds a profitable stake in Banco Santander Brasil S.A. ADR.

   While adding to the financials sector, we have modestly reduced exposure to the health care sector, particularly within pharmaceutical companies, as the prospects for above-average earnings growth going forward looks challenging given the focus on cost cutting within the sector.

o  WHAT IS YOUR OUTLOOK?

   We expect the world economy to maintain a course of slow-to-moderate growth rather than dip into a second recession, with growth led by emerging markets. Still, the prospect is for ongoing significant volatility in equity markets as governments, financial institutions and economies continue to grapple with the imbalances built up over years of excessive borrowing and spending. In particular, Europe's budgetary and banking system issues will take time to resolve. We expect to continue to remain underweight in financials overall while looking to add to high-quality stocks on price weakness.

   Given the less-than-optimal economic backdrop we expect to continue to be overweight in areas that are less economically sensitive and where we have more confidence in sustainable earnings going

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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   forward. This includes the consumer staples area, where we have exposure to food and beverage companies with strong brands such as Nestle S.A. and Heineken N.V.

   At the other end of the spectrum, we are also maintaining significant exposure to luxury retailers with strong brands that we believe can drive reliable earnings growth through a variety of economic conditions. With emerging market equity prices appearing somewhat stretched after an extended period of outperformance, luxury retailers such as LVMH Moet Hennessy -- Louis Vuitton S.A. provide the Fund with a way to maintain exposure to the growing wealth in developing economies with less valuation risk.

   Under all market conditions, we will continue to focus on individual stock selection, looking for reasonably priced companies with above average growth prospects. Thank you for your continued investment in the Fund.

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8  | USAA INTERNATIONAL FUND
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FUND RECOGNITION

USAA INTERNATIONAL FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                  out of 209 foreign large growth funds for the
                         period ended November 30, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 209 funds

                                     5-YEAR
                                     * * * *
                                out of 149 funds

                                     10-YEAR
                                     * * * *
                                 out of 82 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  9
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                  TOTAL RETURN

The International Fund Shares are listed as a Lipper Leader for Total Return among 199 funds within the Lipper International Large-Cap Core category. The Fund Shares received a score of 4 amongst 150 funds for the five-year period and a Lipper Leader rating among 95 funds for the 10-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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10  | USAA INTERNATIONAL FUND

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (Ticker Symbol: USIFX)


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                                            11/30/10                5/31/10
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Net Assets                              $1,473.3 Million        $1,215.4 Million
Net Asset Value Per Share                    $22.77                  $19.71


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
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  5/31/10 to 11/30/10*            1 Year            5 Years           10 Years

        15.53%                     4.57%             4.84%              5.64%

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                                 EXPENSE RATIO**
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                                      1.25%


High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA INTERNATIONAL     LIPPER INTERNATIONAL
                     FUND SHARES            FUNDS INDEX          MSCI-EAFE INDEX
11/30/00             $10,000.00             $10,000.00             $10,000.00
12/31/00              10,458.14              10,373.40              10,355.44
01/31/01              10,631.91              10,434.50              10,350.09
02/28/01               9,878.88               9,702.33               9,574.17
03/31/01               9,167.98               9,020.19               8,935.95
04/30/01               9,873.62               9,568.81               9,556.93
05/31/01               9,599.79               9,337.02               9,219.63
06/30/01               9,257.50               9,073.31               8,842.59
07/31/01               9,199.58               8,837.45               8,681.70
08/31/01               9,120.59               8,660.24               8,461.69
09/30/01               8,167.46               7,716.66               7,604.63
10/31/01               8,383.36               7,925.66               7,799.40
11/30/01               8,715.11               8,221.59               8,086.91
12/31/01               8,933.79               8,368.23               8,134.95
01/31/02               8,624.99               8,030.47               7,702.71
02/28/02               8,784.71               8,143.04               7,756.74
03/31/02               9,263.88               8,573.78               8,213.98
04/30/02               9,295.82               8,633.93               8,230.50
05/31/02               9,386.33               8,757.37               8,334.79
06/30/02               9,088.18               8,411.69               8,003.01
07/31/02               8,167.12               7,571.92               7,212.96
08/31/02               8,215.04               7,577.96               7,196.58
09/30/02               7,602.77               6,761.82               6,423.72
10/31/02               8,055.31               7,112.76               6,768.96
11/30/02               8,204.39               7,449.50               7,076.17
12/31/02               8,122.93               7,211.11               6,838.24
01/31/03               7,779.32               6,947.01               6,552.76
02/28/03               7,591.42               6,741.31               6,402.37
03/31/03               7,521.62               6,576.22               6,276.58
04/30/03               8,241.04               7,227.28               6,891.76
05/31/03               8,665.17               7,691.51               7,309.35
06/30/03               8,788.65               7,873.24               7,485.99
07/31/03               8,879.92               8,094.00               7,667.20
08/31/03               8,981.93               8,327.54               7,852.35
09/30/03               9,212.78               8,494.66               8,094.42
10/31/03               9,647.65               9,001.10               8,598.93
11/30/03               9,964.41               9,181.90               8,790.10
12/31/03              10,714.35               9,806.75               9,476.83
01/31/04              10,882.10              10,017.50               9,610.84
02/29/04              11,179.72              10,246.53               9,832.70
03/31/04              11,103.96              10,296.47               9,888.02
04/30/04              10,968.68               9,989.58               9,664.35
05/31/04              11,060.67               9,983.92               9,696.84
06/30/04              11,228.42              10,185.05               9,909.30
07/31/04              10,865.86               9,851.50               9,587.71
08/31/04              10,892.92               9,903.90               9,630.05
09/30/04              11,195.95              10,167.66               9,881.74
10/31/04              11,536.86              10,490.05              10,218.70
11/30/04              12,169.98              11,162.98              10,916.78
12/31/04              12,692.07              11,630.32              11,395.61
01/31/05              12,453.92              11,442.30              11,186.54
02/28/05              12,999.94              11,940.84              11,669.90
03/31/05              12,657.22              11,624.47              11,376.73
04/30/05              12,378.40              11,330.38              11,109.26
05/31/05              12,378.40              11,401.92              11,114.63
06/30/05              12,390.02              11,554.90              11,262.11
07/31/05              12,970.89              11,987.45              11,607.36
08/31/05              13,360.08              12,332.60              11,900.63
09/30/05              13,749.26              12,843.47              12,430.71
10/31/05              13,429.78              12,473.72              12,067.66
11/30/05              13,673.75              12,812.67              12,362.79
12/31/05              14,301.58              13,453.09              12,938.08
01/31/06              15,288.11              14,340.33              13,732.46
02/28/06              15,257.47              14,274.42              13,702.08
03/31/06              15,704.78              14,780.97              14,153.68
04/30/06              16,415.57              15,483.53              14,829.64
05/31/06              15,833.46              14,775.93              14,253.75
06/30/06              15,937.63              14,704.42              14,252.81
07/31/06              16,280.77              14,835.25              14,393.89
08/31/06              16,844.50              15,242.01              14,789.65
09/30/06              16,875.13              15,319.80              14,812.52
10/31/06              17,218.27              15,875.77              15,388.63
11/30/06              17,714.60              16,413.50              15,848.51
12/31/06              18,213.06              16,936.52              16,346.04
01/31/07              18,604.30              17,091.24              16,456.64
02/28/07              18,516.61              17,067.16              16,589.43
03/31/07              18,847.14              17,564.61              17,012.30
04/30/07              19,494.72              18,279.67              17,767.85
05/31/07              19,798.27              18,820.44              18,079.59
06/30/07              19,818.51              18,880.13              18,101.68
07/31/07              19,346.32              18,626.19              17,835.09
08/31/07              19,440.75              18,441.29              17,556.38
09/30/07              20,182.77              19,543.94              18,495.64
10/31/07              20,762.89              20,510.21              19,222.35
11/30/07              20,216.50              19,660.40              18,590.26
12/31/07              19,821.48              19,349.21              18,171.84
01/31/08              18,391.21              17,711.22              16,493.15
02/29/08              18,600.70              17,740.13              16,729.45
03/31/08              18,788.51              17,526.01              16,553.42
04/30/08              19,633.67              18,527.95              17,451.91
05/31/08              20,052.64              18,805.41              17,621.85
06/30/08              18,355.10              17,192.16              16,180.60
07/31/08              17,842.22              16,594.54              15,661.28
08/31/08              17,242.67              15,926.72              15,026.63
09/30/08              15,465.67              13,828.58              12,853.93
10/31/08              12,771.28              10,916.85              10,260.22
11/30/08              11,796.09              10,206.83               9,705.65
12/31/08              12,833.97              10,908.21              10,289.17
01/31/09              11,388.74               9,798.05               9,279.47
02/28/09              10,357.50               8,898.97               8,327.46
03/31/09              11,155.39               9,559.80               8,855.22
04/30/09              12,126.41              10,743.31               9,989.05
05/31/09              13,571.64              12,199.46              11,170.81
06/30/09              13,360.88              12,010.85              11,107.28
07/31/09              14,836.22              13,219.99              12,121.38
08/31/09              15,333.02              13,698.22              12,780.28
09/30/09              16,153.49              14,388.81              13,269.62
10/31/09              15,882.51              13,993.60              13,103.80
11/30/09              16,559.96              14,504.52              13,366.17
12/31/09              16,996.58              14,758.33              13,558.68
01/31/10              16,121.65              14,045.48              12,961.32
02/28/10              16,121.65              14,119.86              12,872.46
03/31/10              17,125.92              15,036.49              13,676.00
04/30/10              16,844.42              14,864.61              13,428.54
05/31/10              14,988.04              13,324.83              11,909.56
06/30/10              14,988.04              13,151.30              11,764.92
07/31/10              16,380.33              14,348.16              12,880.57
08/31/10              15,771.67              13,865.59              12,480.65
09/30/10              17,399.82              15,252.16              13,703.59
10/31/10              18,122.59              15,809.98              14,198.67
11/30/10              17,316.13              15,231.34              13,515.08

                                   [END CHART]

                         Data from 11/30/00 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                            11/30/10                5/31/10
--------------------------------------------------------------------------------

Net Assets                              $229.8 Million          $183.1 Million
Net Asset Value Per Share                   $22.82                  $19.72


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
  5/31/10 to 11/30/10**             1 Year             Since Inception 8/01/08

         15.78%                      4.97%                      -0.22%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.91%


High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The USAA International Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA INTERNATIONAL FUND    LIPPER INTERNATIONAL
                  INSTITUTIONAL SHARES          FUNDS INDEX          MSCI-EAFE INDEX
07/31/08              $10,000.00                $10,000.00             $10,000.00
08/31/08                9,823.05                  9,597.57               9,594.76
09/30/08                8,810.70                  8,333.22               8,207.46
10/31/08                7,275.72                  6,578.58               6,551.33
11/30/08                6,720.16                  6,150.72               6,197.23
12/31/08                7,311.08                  6,573.37               6,569.82
01/31/09                6,494.44                  5,904.38               5,925.10
02/28/09                5,909.89                  5,362.59               5,317.23
03/31/09                6,369.79                  5,760.81               5,654.21
04/30/09                6,924.25                  6,474.00               6,378.18
05/31/09                7,753.78                  7,351.49               7,132.76
06/30/09                7,633.44                  7,237.83               7,092.19
07/31/09                8,480.16                  7,966.47               7,739.72
08/31/09                8,763.84                  8,254.66               8,160.43
09/30/09                9,240.93                  8,670.81               8,472.88
10/31/09                9,086.19                  8,432.65               8,367.01
11/30/09                9,477.32                  8,740.54               8,534.53
12/31/09                9,730.40                  8,893.49               8,657.45
01/31/10                9,229.06                  8,463.92               8,276.03
02/28/10                9,233.42                  8,508.74               8,219.29
03/31/10                9,813.23                  9,061.11               8,732.36
04/30/10                9,651.93                  8,957.53               8,574.36
05/31/10                8,592.57                  8,029.65               7,604.46
06/30/10                8,596.93                  7,925.08               7,512.11
07/31/10                9,399.08                  8,646.32               8,224.47
08/31/10                9,050.32                  8,355.51               7,969.11
09/30/10                9,987.61                  9,191.07               8,749.98
10/31/10               10,406.13                  9,527.22               9,066.10
11/30/10                9,948.38                  9,178.53               8,629.62

                                   [END CHART]

                    *Data from 7/31/08 to 11/30/10.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI-EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

The graph on page 14 illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Institutional Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES* (Ticker Symbol: UAIFX)


--------------------------------------------------------------------------------
                                                                     11/30/10
--------------------------------------------------------------------------------

Net Assets                                                         $5.5 Million
Net Asset Value Per Share                                             $22.74


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/10
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      2.57%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

Before Reimbursement 1.72%                          After Reimbursement 1.55%


*The USAA International Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.55% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LIPPER INTERNATIONAL                        USAA INTERNATIONAL FUND
                   FUNDS INDEX        MSCI-EAFE INDEX          ADVISER SHARES
07/31/10           $10,000.00           $10,000.00               $10,000.00
08/31/10             9,663.67             9,689.52                 9,345.96
09/30/10            10,630.04            10,638.96                10,311.23
10/31/10            11,018.82            11,023.33                10,735.23
11/30/10            10,615.53            10,492.61                10,257.10

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI-EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/10
                                (% of Net Assets)

Diversified Banks .......................................................  10.6%
Industrial Gases ........................................................   6.0%
Apparel & Accessories & Luxury Goods ....................................   6.0%
Packaged Foods & Meat ...................................................   5.1%
Pharmaceuticals .........................................................   4.8%
Electrical Components & Equipment .......................................   4.4%
Distillers & Vintners ...................................................   3.8%
Integrated Oil & Gas ....................................................   3.3%
Household Products ......................................................   3.2%
Semiconductors ..........................................................   3.2%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Linde AG ................................................................  4.1%
Nestle S.A. .............................................................  3.7%
Schneider Electric S.A. .................................................  3.6%
LVMH Moet Hennessy - Louis Vuitton S.A. .................................  3.6%
Reckitt Benckiser Group plc .............................................  3.2%
HSBC Holdings plc .......................................................  3.0%
Canadian National Railway Co. ...........................................  3.0%
Heineken N.V. ...........................................................  2.8%
Diageo plc ..............................................................  2.4%
Roche Holdings AG .......................................................  2.3%

You will find a complete list of securities that the Fund owns on pages 20-26.

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010* o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED KINGDOM                                                             19.1%
FRANCE                                                                     14.1%
SWITZERLAND                                                                13.5%
JAPAN                                                                      11.4%
GERMANY                                                                    11.2%
NETHERLANDS                                                                 8.5%
CANADA                                                                      3.0%
INDIA                                                                       3.0%
OTHER**                                                                    16.0%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of the portfolio, and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (12.3%)
             ------------------------------
             ADVERTISING (1.5%)
 2,349,420   WPP plc                                                                     $   26,001
                                                                                         ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (6.0%)
   733,260   Burberry Group plc                                                              11,360
   540,953   Compagnie Financiere Richemont S.A.                                             29,159
   405,080   LVMH Moet Hennessy - Louis Vuitton S.A.(a)                                      61,442
                                                                                         ----------
                                                                                            101,961
                                                                                         ----------
             APPAREL RETAIL (0.9%)
 3,223,700   Esprit Holdings Ltd.                                                            15,506
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.9%)
   443,900   Denso Corp.                                                                     14,496
                                                                                         ----------
             CASINOS & GAMING (0.4%)
 1,659,911   Ladbrokes plc                                                                    3,191
 1,731,440   William Hill plc                                                                 4,188
                                                                                         ----------
                                                                                              7,379
                                                                                         ----------
             DISTRIBUTORS (1.1%)
 3,148,400   Li & Fung Ltd.                                                                  19,604
                                                                                         ----------
             PUBLISHING (1.5%)
 1,278,594   Wolters Kluwer N.V.                                                             25,343
                                                                                         ----------
             Total Consumer Discretionary                                                   210,290
                                                                                         ----------
             CONSUMER STAPLES (19.2%)
             ------------------------
             BREWERS (2.8%)
 1,046,617   Heineken N.V.                                                                   48,487
                                                                                         ----------
             DISTILLERS & VINTNERS (3.8%)
 2,248,120   Diageo plc                                                                      40,004
   297,543   Pernod Ricard S.A.                                                              24,251
                                                                                         ----------
                                                                                             64,255
                                                                                         ----------

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             FOOD RETAIL (2.7%)
   433,800   Lawson, Inc.                                                                $   19,231
 4,231,861   Tesco plc                                                                       27,271
                                                                                         ----------
                                                                                             46,502
                                                                                         ----------
             HOUSEHOLD PRODUCTS (3.2%)
 1,033,740   Reckitt Benckiser Group plc                                                     54,670
                                                                                         ----------
             PACKAGED FOODS & MEAT (5.1%)
   426,356   DANONE S.A.                                                                     24,974
 1,158,387   Nestle S.A.                                                                     62,960
                                                                                         ----------
                                                                                             87,934
                                                                                         ----------
             PERSONAL PRODUCTS (1.6%)
   458,038   Beiersdorf AG                                                                   26,591
                                                                                         ----------
             Total Consumer Staples                                                         328,439
                                                                                         ----------
             ENERGY (5.4%)
             -------------
             INTEGRATED OIL & GAS (3.3%)
   722,525   BG Group plc                                                                    13,054
   858,560   Royal Dutch Shell plc "A"                                                       25,854
    31,594   Total S.A.                                                                       1,530
   322,626   Total S.A. ADR                                                                  15,734
                                                                                         ----------
                                                                                             56,172
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.1%)
 4,803,000   CNOOC Ltd.                                                                      10,416
     5,047   INPEX Holdings, Inc.                                                            25,962
                                                                                         ----------
                                                                                             36,378
                                                                                         ----------
             Total Energy                                                                    92,550
                                                                                         ----------
             FINANCIALS (17.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
   874,684   Julius Baer Group Ltd.                                                          33,204
                                                                                         ----------
             CONSUMER FINANCE (0.2%)
   223,600   Aeon Credit Service Co. Ltd.                                                     2,886
                                                                                         ----------
             DIVERSIFIED BANKS (9.5%)
   762,710   Banco Santander Brasil S.A. ADR                                                  9,954
 1,074,851   Banco Santander S.A.                                                            10,185
 2,012,741   Barclays plc                                                                     8,019
   227,709   Erste Bank der Oesterreichischen Sparkassen AG                                   8,907
 5,155,613   HSBC Holdings plc                                                               51,989

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   445,090   ICICI Bank Ltd. ADR(a)                                                      $   22,272
    55,262   Komercni Banka A.S.                                                             11,644
 1,201,975   Standard Chartered plc                                                          32,363
   375,300   Westpac Banking Corp.                                                            7,687
                                                                                         ----------
                                                                                            163,020
                                                                                         ----------
             DIVERSIFIED CAPITAL MARKETS (1.3%)
 1,471,582   UBS AG*                                                                         22,037
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
 1,864,700   Nomura Holdings, Inc.(a)                                                        10,739
                                                                                         ----------
             LIFE & HEALTH INSURANCE (0.3%)
 1,547,800   Aia Group Ltd.*                                                                  4,465
                                                                                         ----------
             MULTI-LINE INSURANCE (0.4%)
   489,998   AXA S.A.                                                                         7,035
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
 2,896,249   ING Groep N.V. *                                                                25,572
                                                                                         ----------
             REINSURANCE (0.6%)
   229,313   Swiss Re                                                                        10,592
                                                                                         ----------
             SPECIALIZED FINANCE (1.2%)
   334,305   Deutsche Boerse AG                                                              20,218
                                                                                         ----------
             Total Financials                                                               299,768
                                                                                         ----------
             HEALTH CARE (7.3%)
             ------------------
             HEALTH CARE EQUIPMENT (2.5%)
    81,015   Sonova Holding AG                                                               10,114
   261,957   Synthes, Inc.                                                                   32,051
                                                                                         ----------
                                                                                             42,165
                                                                                         ----------
             PHARMACEUTICALS (4.8%)
   374,239   Bayer AG                                                                        27,180
   203,167   Merck KGaA                                                                      15,860
   289,603   Roche Holdings AG                                                               39,762
                                                                                         ----------
                                                                                             82,802
                                                                                         ----------
             Total Health Care                                                              124,967
                                                                                         ----------
             INDUSTRIALS (12.6%)
             -------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   140,588   MAN SE                                                                          16,519
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (4.4%)
   332,541   Legrand S.A.                                                                    12,693
   441,166   Schneider Electric S.A.(a)                                                      61,933
                                                                                         ----------
                                                                                             74,626
                                                                                         ----------

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.6%)
 4,986,064   Hays plc                                                                    $    8,392
   418,301   Randstad Holdings N.V. *                                                        19,145
                                                                                         ----------
                                                                                             27,537
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (1.4%)
   628,000   Keppel Corp. Ltd.                                                                5,070
 1,094,248   Smiths Group plc                                                                19,369
                                                                                         ----------
                                                                                             24,439
                                                                                         ----------
             INDUSTRIAL MACHINERY (1.2%)
   142,600   FANUC Ltd.                                                                      20,430
                                                                                         ----------
             RAILROADS (3.0%)
   812,922   Canadian National Railway Co.                                                   51,986
                                                                                         ----------
             Total Industrials                                                              215,537
                                                                                         ----------
             INFORMATION TECHNOLOGY (9.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.8%)
   289,510   SAP AG                                                                          13,506
                                                                                         ----------
             ELECTRONIC COMPONENTS (2.1%)
    42,200   Hirose Electric Co. Ltd.                                                         4,170
 1,358,300   HOYA Corp.                                                                      32,038
                                                                                         ----------
                                                                                             36,208
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (1.7%)
   441,930   Infosys Technologies Ltd. ADR                                                   29,234
                                                                                         ----------
             OFFICE ELECTRONICS (2.0%)
   548,600   Canon, Inc.                                                                     25,860
   885,000   Konica Minolta Holdings, Inc.                                                    9,116
                                                                                         ----------
                                                                                             34,976
                                                                                         ----------
             SEMICONDUCTORS (3.2%)
    35,496   Samsung Electronics Co. Ltd.                                                    25,289
 2,672,313   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                 28,727
                                                                                         ----------
                                                                                             54,016
                                                                                         ----------
             Total Information Technology                                                   167,940
                                                                                         ----------
             MATERIALS (11.3%)
             -----------------
             DIVERSIFIED CHEMICALS (1.6%)
   500,800   AkzoNobel N.V.                                                                  26,932
                                                                                         ----------
             INDUSTRIAL GASES (6.0%)
   278,219   Air Liquide S.A.                                                                32,575
   505,160   Linde AG                                                                        70,556
                                                                                         ----------
                                                                                            103,131
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.8%)
   947,621   Svenska Cellulosa AB "B"                                                    $   13,811
                                                                                         ----------
             SPECIALTY CHEMICALS (2.9%)
    18,343   Givaudan S.A.                                                                   18,386
   632,900   Shin-Etsu Chemical Co. Ltd.                                                     30,930
                                                                                         ----------
                                                                                             49,316
                                                                                         ----------
             Total Materials                                                                193,190
                                                                                         ----------
             TELECOMMUNICATION SERVICES (2.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
 8,508,000   China Unicom Hong Kong Ltd.                                                     11,439
 6,622,650   Singapore Telecommunications Ltd.                                               15,549
                                                                                         ----------
                                                                                             26,988
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   101,920   America Movil S.A.B. de C.V. ADR "L"                                             5,755
   815,648   MTN Group Ltd.                                                                  13,926
                                                                                         ----------
                                                                                             19,681
                                                                                         ----------
             Total Telecommunication Services                                                46,669
                                                                                         ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   145,469   Red Electrica de Espana                                                          6,361
                                                                                         ----------
             Total Utilities                                                                  6,361
                                                                                         ----------
             Total Common Stocks (cost: $1,438,432)                                       1,685,711
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.1%)

             COMMERCIAL PAPER (1.1%)
   $17,881   BNP Paribas Finance, Inc., 0.23%(b), 12/01/2010                                 17,881
                                                                                         ----------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.0%)
    92,555   State Street Institutional Liquid Reserve Fund, 0.20%(c)                            92
                                                                                         ----------
             Total Money Market Instruments (cost: $17,973)                                  17,973
                                                                                         ----------

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (4.3%)

             MONEY MARKET FUNDS (0.2%)
    81,330   Blackrock Liquidity Institutional TempFund, 0.18%(c)                      $         81
 3,307,878   Fidelity Institutional Money Market Portfolio, 0.22%(c)                          3,308
                                                                                         ----------
             Total Money Market Funds                                                         3,389
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (4.1%)
  $32,294    Credit Suisse First Boston, LLC, 0.25%, acquired on
               11/30/2010 and due 12/01/2010 at $32,294
               (collateralized by $29,931 of Freddie Mac(d), 5.63% -
               5.85%, due 11/23/2035-1/15/2037; combined market value
               $32,945)                                                                      32,294
   38,449    Deutsche Bank Securities, Inc., 0.24%, acquired on
               11/30/2010 and due 12/01/2010 at $38,449,
               (collateralized by $33,734 of Freddie Mac(d),
               1.63%, due 4/26/2011; $5,182 of Fannie Mae(d),
               2.13%, due 1/25/2013; combined market value $39,218)                          38,449
                                                                                         ----------
             Total Repurchase Agreements                                                     70,743
                                                                                         ----------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $74,132)                             74,132
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,530,537)                                        $1,777,816
                                                                                         ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                        $1,685,711            $      -             $-    $1,685,711

Money Market Instruments:
   Commercial Paper                              -              17,881              -        17,881
   Money Market Funds                           92                   -              -            92

Short-Term Investments
   Purchased With Cash
   Collateral From Securities
   Loaned:
   Money Market Funds                        3,389                   -              -         3,389
   Repurchase Agreements                         -              70,743              -        70,743
---------------------------------------------------------------------------------------------------
Total                                   $1,689,192             $88,624             $-    $1,777,816
---------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, common stocks with a fair value of $1,220,506,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2010, closing prices were not adjusted for these securities.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of November 30, 2010.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

   (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value
    (including securities on loan of $69,513) (cost of $1,530,537)           $1,777,816
  Cash denominated in foreign currencies (identified cost of $729)                  725
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                              487
      Nonaffiliated transactions                                                  1,394
    USAA Investment Management Company (Note 7D)                                     68
    Dividends and interest                                                        4,748
    Securities sold                                                               2,538
    Other                                                                            91
  Unrealized appreciation on foreign currency contracts held, at value                1
                                                                             ----------
      Total assets                                                            1,787,868
                                                                             ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                             74,132
    Securities purchased                                                          2,557
    Capital shares redeemed                                                       1,187
  Accrued management fees                                                         1,147
  Accrued transfer agent's fees                                                     113
  Other accrued expenses and payables                                               142
                                                                             ----------
      Total liabilities                                                          79,278
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $1,708,590
                                                                             ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,573,455
  Accumulated undistributed net investment income                                19,338
  Accumulated net realized loss on investments                                 (131,649)
  Net unrealized appreciation of investments                                    247,279
  Net unrealized appreciation of foreign currency translations                      167
                                                                             ----------
        Net assets applicable to capital shares outstanding                  $1,708,590
                                                                             ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,473,328/64,717 shares outstanding)         $    22.77
                                                                             ==========
    Institutional Shares (net assets of $229,806/10,072 shares outstanding)  $    22.82
                                                                             ==========
    Adviser Shares (net assets of $5,456/240 shares outstanding)             $    22.74
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,063)                        $ 13,042
  Interest                                                                         22
  Securities lending (net)                                                        286
                                                                             --------
        Total income                                                           13,350
                                                                             --------
EXPENSES
  Management fees                                                               6,373
  Administration and servicing fees:
    Fund Shares                                                                 1,058
    Institutional Shares                                                           54
    Adviser Shares*                                                                 2
  Transfer agent's fees:
    Fund Shares                                                                 1,638
    Institutional Shares                                                           54
  Distribution and Service fees (Note 7F):
    Adviser Shares*                                                                 4
  Custody and accounting fees:
    Fund Shares                                                                   224
    Institutional Shares                                                           35
  Postage:
    Fund Shares                                                                    58
  Shareholder reporting fees:
    Fund Shares                                                                    28
  Trustees' fees                                                                    5
  Registration fees:
    Fund Shares                                                                    23
    Adviser Shares*                                                                 9
  Professional fees                                                                55
  Other                                                                            16
                                                                             --------
        Total expenses                                                          9,636
  Expenses reimbursed:
    Institutional Shares                                                          (24)
    Adviser Shares*                                                                (4)
                                                                             --------
        Net expenses                                                            9,608
                                                                             --------
NET INVESTMENT INCOME                                                           3,742
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on:
    Investments                                                               (17,946)
    Foreign currency transactions                                                 (91)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                               238,323
    Foreign currency translations                                                 435
                                                                             --------
        Net realized and unrealized gain                                      220,721
                                                                             --------
  Increase in net assets resulting from operations                           $224,463
                                                                             ========

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                                   11/30/2010         5/31/2010
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $    3,742        $   15,752
  Net realized loss on investments                                    (17,946)          (33,113)
  Net realized loss on foreign currency transactions                      (91)             (154)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                       238,323           115,680
    Foreign currency translations                                         435              (693)
                                                                   ----------------------------
    Increase in net assets resulting from operations                  224,463            97,472
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                             -           (14,112)
    Institutional Shares                                                    -            (1,536)
                                                                   ----------------------------
      Total distributions of net investment income                          -           (15,648)
                                                                   ----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                          63,653            81,192
  Institutional Shares                                                 16,969           128,452
  Adviser Shares*                                                       5,000                 -
                                                                   ----------------------------
    Total net increase in net assets from capital
      share transactions                                               85,622           209,644
                                                                   ----------------------------
  Capital contribution from USAA Transfer Agency Company:
    Fund Shares                                                             -                12
                                                                   ----------------------------
  Net increase in net assets                                          310,085           291,480

NET ASSETS
  Beginning of period                                               1,398,505         1,107,025
                                                                   ----------------------------
  End of period                                                    $1,708,590        $1,398,505
                                                                   ============================
Accumulated undistributed net investment income:
  End of period                                                    $   19,338        $   15,596
                                                                   ============================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include commercial paper valued at amortized cost, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

    undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2010, the Adviser Shares did not receive any redemption fees.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 3.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2010, the Fund had capital loss carryovers of $81,554,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
------------------------------------------
 EXPIRES                         BALANCE
---------                      -----------
  2017                         $21,959,000
  2018                          59,595,000
                               -----------
                    Total      $81,554,000
                               ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $252,059,000 and $171,811,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $345,490,000 and $98,211,000, respectively, resulting in net unrealized appreciation of $247,279,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2010, the Fund received securities-lending income of $286,000, which is net of the 20% income retained by ClearLend. As of November 30, 2010, the Fund loaned securities having a fair market value of approximately $69,513,000 and received cash collateral of $74,132,000 for the loans. Of this amount, $74,132,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED       YEAR ENDED
                                          11/30/2010             5/31/2010
--------------------------------------------------------------------------------
                                     SHARES       AMOUNT     SHARES      AMOUNT
                                     -------------------------------------------
FUND SHARES:
Shares sold                           8,414     $ 182,121    14,539    $ 309,744
Shares issued from reinvested
  dividends                               -             -       629       13,856
Shares redeemed                      (5,350)     (118,468)  (11,519)    (242,408)
                                     -------------------------------------------
Net increase from capital
  share transactions                  3,064     $  63,653     3,649    $  81,192
                                     ===========================================
INSTITUTIONAL SHARES:
Shares sold                           1,784     $  39,492     6,360    $ 134,198
Shares issued from reinvested
  dividends                               -             -        70        1,536
Shares redeemed                        (994)      (22,523)     (358)      (7,282)
                                     -------------------------------------------
Net increase from capital
  share transactions                    790     $  16,969     6,072    $ 128,452
                                     ===========================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                             240     $   5,000         -    $       -
Shares issued from reinvested
  dividends                               -             -         -            -
Shares redeemed                           -             -         -            -
                                     -------------------------------------------
Net increase from capital
  share transactions                    240     $   5,000         -    $       -
                                     ===========================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, and August 1, 2010, respectively. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $6,373,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $251,000, $13,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.01%, and less than 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2010, the Manager incurred subadvisory fees, paid or payable to MFS, of $2,364,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Shares, respectively. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,058,000, $54,000, and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $26,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.87% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective October 1, 2010, the Manager terminated this voluntary agreement.

    The Manager has agreed, through October 1, 2011, to limit the annual expenses of the Adviser Shares to 1.55% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    For the six-month period ended November 30, 2010, the Institutional Shares and Adviser Shares incurred reimbursable expenses of $24,000 and $4,000, respectively, which was receivable from the Manager. For the six-month period ended November 30, 2010, the Institutional Shares had a prior year receivable due from the Manager of $40,000.

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,638,000, $54,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $4,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2010, the Fund recorded a receivable for capital shares sold of $487,000 for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

the Target Funds' purchases of Institutional Shares. As of November 30, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.7%
USAA Target Retirement 2020 Fund                                        1.8
USAA Target Retirement 2030 Fund                                        3.9
USAA Target Retirement 2040 Fund                                        4.8
USAA Target Retirement 2050 Fund                                        2.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2010, USAA and its affiliates owned 240,000 shares, which represent 100% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA INTERNATIONAL FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                             YEAR ENDED MAY 31,
                              --------------------------------------------------------------------------------------
                                    2010            2010            2009          2008          2007            2006
                              --------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    19.71      $    18.08      $    27.77    $    29.35    $    25.85     $     21.32
                              --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .03             .21             .35           .51           .20             .72
  Net realized and
    unrealized gain (loss)          3.03            1.66           (9.35)         (.13)         6.00            5.09
                              --------------------------------------------------------------------------------------
Total from investment
  operations                        3.06            1.87           (9.00)          .38          6.20            5.81
                              --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -            (.24)           (.44)         (.41)         (.56)           (.21)
  Realized capital gains               -               -            (.25)        (1.55)        (2.14)          (1.07)
                              --------------------------------------------------------------------------------------
Total distributions                    -            (.24)           (.69)        (1.96)        (2.70)          (1.28)
                              --------------------------------------------------------------------------------------
Net asset value at end
  of period                   $    22.77      $    19.71      $    18.08    $    27.77    $    29.35      $    25.85
                              ======================================================================================
Total return (%)*                  15.53           10.19(b)       (32.16)         1.32         24.99(a)        27.90
Net assets at end
  of period (000)             $1,473,328      $1,215,443      $1,048,966    $1,526,020    $1,505,679      $1,001,141
Ratios to average
  net assets:**
  Expenses (%)(c)                   1.22(d)         1.25(b)         1.31          1.14          1.20(a)         1.20
  Net investment income (%)          .41(d)         1.09            1.89          1.94          1.21            3.29
Portfolio turnover (%)                11              20              22            32            38              44
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were $1,408,082,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)       (.00%)(+)       (.00%)(+)     (.00%)(+)     (.00%)(+)       (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicitative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              SIX-MONTH
                                                              PERIOD ENDED
                                                              NOVEMBER 30,     YEAR ENDED MAY 31,
                                                              --------------------------------------
                                                                  2010          2010      2009***
                                                              --------------------------------------
Net asset value at beginning of period                        $  19.72      $  18.09      $ 24.30
                                                              -----------------------------------
Income (loss) from investment operations:
  Net investment income                                            .07           .41(a)       .59(a)
  Net realized and unrealized gain (loss)                         3.03          1.53(a)     (6.07)(a)
                                                              -----------------------------------
Total from investment operations                                  3.10          1.94(a)     (5.48)(a)
                                                              -----------------------------------
Less distributions from:
  Net investment income                                              -          (.31)        (.48)
  Realized capital gains                                             -             -         (.25)
                                                              -----------------------------------
Total distributions                                                  -          (.31)        (.73)
                                                              -----------------------------------
Net asset value at end of period                              $  22.82      $  19.72      $ 18.09
                                                              ===================================
Total return (%)*                                                15.72         10.57       (22.25)
Net assets at end of period (000)                             $229,806      $183,062      $58,059
Ratios to average net assets:**
  Expenses (%)(b),(d)                                              .88(c)        .87          .87(c)
  Expenses, excluding reimbursements (%)(b)                        .90(c)        .91          .91(c)
  Net investment income (%)                                        .76(c)       1.95         4.46(c)
Portfolio turnover (%)                                              11            20           22

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were
    $215,038,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.87% of the Institutional Shares' average net assets.

================================================================================

48  | USAA INTERNATIONAL FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                    NOVEMBER 30,
                                                                      2010***
                                                                    ------------
Net asset value at beginning of period                                 $22.17
                                                                       ------
Income from investment operations:
  Net investment income                                                   .01
  Net realized and unrealized gain                                        .56
                                                                       ------
Total from investment operations                                          .57
                                                                       ------
Net asset value at end of period                                       $22.74
                                                                       ======
Total return (%)*                                                        2.57
Net assets at end of period (000)                                      $5,456
Ratios to average net assets:**(b)
  Expenses (%)(a),(b)                                                    1.55
  Expenses, excluding reimbursements (%)(a),(b)                          1.80
  Net investment income (%)(b)                                            .19
Portfolio turnover (%)                                                     11

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2010, average net assets were $4,670,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and the period of August 1, 2010, through November 30, 2010, for the Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

50  | USAA INTERNATIONAL FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                  BEGINNING               ENDING             DURING PERIOD**
                                ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2010* -
                                JUNE 1, 2010*       NOVEMBER 30, 2010       NOVEMBER 30, 2010
                                --------------------------------------------------------------
FUND SHARES
Actual                            $1,000.00             $1,155.30                 $6.59

Hypothetical
  (5% return before expenses)      1,000.00              1,018.95                  6.17

INSTITUTIONAL SHARES
Actual                             1,000.00              1,157.20***               4.76***

Hypothetical
  (5% return before expenses)      1,000.00              1,020.66***               4.46***

ADVISER SHARES*
Actual                             1,000.00              1,025.70                  5.16

Hypothetical
  (5% return before expenses)      1,000.00              1,011.34                  5.12

  * For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
 ** Expenses are equal to the annualized expense ratio of 1.22% for Fund Shares, 0.88% for Institutional Shares, and 1.55% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 120/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 15.53% for Fund Shares, 15.72% for Institutional Shares, and 2.57% for Adviser Shares for the six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and August 1, 2010, through November 30, 2010, for the Adviser Shares.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

*** The Institutional Shares' annualized expense ratio of 0.88% above reflects the termination of the Manager's voluntary expense limitation for the Institutional Shares of 0.87% effective October 1, 2010. Had this termination been in effect for the entire six-month period of June 1, 2010, through November 30, 2010, the Institutional Shares' expense ratio would have been 0.90%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                       EXPENSES PAID
                                BEGINNING           ENDING             DURING PERIOD
                              ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2010 -
                              JUNE 1, 2010      NOVEMBER 30, 2010     NOVEMBER 30, 2010
                              ---------------------------------------------------------
INSTITUTIONAL SHARES
Actual                            $1,000.00        $1,157.20                 $4.87

Hypothetical
  (5% return before expenses)      1,000.00         1,020.56                  4.56

================================================================================

52  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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>> SAVE PAPER AND FUND COSTS
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   23410-0111                                (C)2011, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.